Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000250241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1],[2]
C000250241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1],[2]
C000250241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[1],[2]
C000250241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1],[2]
C000250241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1],[2]
C000250241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1],[2]
C000250241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1],[2]
C000250241 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1],[2]
C000250241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1],[2]
C000250241 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1],[2]
C000250241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
C000250241 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000250241 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000250241 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250241 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
C000250241 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4],[5]
C000250242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4],[5]
C000250242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[4],[5]
C000250242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[4],[5]
C000250242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[4],[5]
C000250242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4],[5]
C000250242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4],[5]
C000250242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4],[5]
C000250242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4],[5]
C000250242 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[4],[5]
C000250242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4],[5]
C000250242 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000250242 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000250242 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000250242 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000250242 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7],[8]
C000250243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[7],[8]
C000250243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[7],[8]
C000250243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[7],[8]
C000250243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7],[8]
C000250243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[7],[8]
C000250243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[7],[8]
C000250243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7],[8]
C000250243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[7],[8]
C000250243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[7],[8]
C000250243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7],[8]
C000250243 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000250243 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000250243 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250243 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000250243 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10],[11]
C000250244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10],[11]
C000250244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[10],[11]
C000250244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[10],[11]
C000250244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[10],[11]
C000250244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[10],[11]
C000250244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[10],[11]
C000250244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10],[11]
C000250244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10],[11]
C000250244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[10],[11]
C000250244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10],[11]
C000250244 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000250244 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000250244 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250244 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000250244 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13],[14]
C000256144 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13],[14]
C000256144 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[13],[14]
C000256144 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[13],[14]
C000256144 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[13],[14]
C000256144 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[13],[14]
C000256144 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[13],[14]
C000256144 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13],[14]
C000256144 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[13],[14]
C000256144 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13],[14]
C000256144 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13],[14]
C000256144 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000256144 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000256144 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256144 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000256144 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000256144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excludes money market funds.
[2]	The underlying fund is iShares Core S&P 500 ETF.
[3]	Rounds to less than 0.1%.
[4]	Excludes money market funds.
[5]	The underlying fund is iShares Core S&P 500 ETF.
[6]	Rounds to less than 0.1%.
[7]	Excludes money market funds.
[8]	The underlying fund is iShares Core S&P 500 ETF.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	The underlying fund is iShares Core S&P 500 ETF.
[12]	Rounds to less than 0.1%.
[13]	Excludes money market funds.
[14]	The underlying fund is iShares Core S&P 500 ETF.
[15]	Rounds to less than 0.1%.